FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details 4) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Total	kr 50,940	kr 28,050
Loans receivable and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Total	50,940	28,050
Loans receivable and accounts receivable | Portion of convertible loan 2017:3 not yet paid
Disclosure of detailed information about financial instruments [line items]
Total	7,000	0
Loans receivable and accounts receivable | Portion of convertible loan 2018:1 not yet paid
Disclosure of detailed information about financial instruments [line items]
Total	26,000	0
Loans receivable and accounts receivable | Other current receivables
Disclosure of detailed information about financial instruments [line items]
Total	0	14
Loans receivable and accounts receivable | Other current receivables and accrued income
Disclosure of detailed information about financial instruments [line items]
Total	kr 33,000	kr 14